STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Stock compensation activity under the 2013 Plan for the three months ended December 31, 2014 follows:

			Weighted
		Weighted	Average	Aggregate
	Option	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value
	Outstanding	Price	Term (years)	($0’s)
Outstanding at September 30, 2014	8,637,962	$0.34		$-
Awarded	537,500	0.17	-	-
Exercised	-	-	-	-
Forfeited	-		-	-
Outstanding at December 31, 2014	9,175,462	$0.34	5.44	28,750
Vested	5,607,072	$0.36	4.50	12,583
Vested and expected to vest at December 31, 2014	9,175,462	$0.34	5.44	28,750

Stock compensation plan activity is as follows:

Common Stock Options
Stock compensation activity under the 2013 Plan for the year ended September 30, 2014 follows:

			Weighted
		Weighted	Average	Aggregate
	Option	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value
	Outstanding	Price	Term (years)	($0’s)
Outstanding at October 1, 2013	3,000,000	$0.38		$-
Awarded	5,869,212	0.33	-	-
Exercised	(231,250)	0.40	-	-
Forfeited	-		-	-
Outstanding at September 30, 2014	8,637,962	$0.34	5.46	2,750
Vested	4,645,935	$0.36	4.60	76
Vested and expected to vest at September 30, 2014	8,637,962	$0.34	5.46	2,750

Nonvested Restricted Stock Shares Activity
Restricted stock activity under the 2009 Plan and the 2013 Plan for the years ended September 30, 2014 and 2013 follows:

	2014	2013
Restricted Stock
Non Vested at October 1	-	56,844
Awarded	300,000	-
Vested	(275,000)	(56,844)
Forfeited	-	-
Non Vested at September 30	25,000	-

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The weighted average restricted stock award date fair value information for the years ended September 30, 2014 and 2013 follows:

	2014	2013
Non Vested at October 1	$-	$0.0024
Awarded	0.345	-
Vested	0.345	0.0024
Forfeited	-	-
Non Vested at September 30	$0.345	$-